ELEVATION ETF TRUST

1290 Broadway, Suite 1100

Denver, CO  80203

March 5, 2018

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:       Elevation ETF Trust (the “Trust”)

File Nos. 333-208878, 811-23125

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the final Prospectus and Statement of Additional Information with respect to the above-referenced Trust, effective February 28, 2018, does not differ from that filed electronically via EDGAR with Post-Effective Amendment No. 3 on February 28, 2018 (Accession Number: 0001398344-18-003036).

Please address any comments on this filing to the undersigned at 720-917-0992.

Sincerely,

/s/ Andrea E. Kuchli

Andrea E. Kuchli

Secretary

Attachment

cc:        Laura Flores, Esq.

            Morgan, Lewis & Bockius LLP